Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2022
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

15. Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2022		As of December 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$99,465	$99,465	$117,476	$117,476
Trading securities	3,446	3,446	4,405	4,405
Equity securities	427	427	371	371
Mortgage loans on real estate	18,211	16,477	17,893	18,599
Derivative investments	3,519	3,519	5,697	5,697
Other investments	3,577	3,577	3,435	3,435
Cash and invested cash	2,499	2,499	2,331	2,331
MRB assets	2,807	2,807	1,888	1,888
Other assets:
Ceded MRBs	540	540	4,114	4,114
Reinsurance-related embedded derivatives	681	681	-	-
Indexed annuity ceded embedded derivatives	525	525	528	528
LPR ceded derivative	212	212	318	318
Separate account assets	143,536	143,536	182,583	182,583

Liabilities
Policyholder account balances:
Account balances of certain investment contracts	(43,550)	(34,251)	(41,170)	(47,836)
Indexed annuity and IUL contracts embedded derivatives	(4,783)	(4,783)	(6,131)	(6,131)
MRB liabilities	(2,078)	(2,078)	(4,399)	(4,399)
Short-term debt	(562)	(562)	(1,084)	(1,084)
Long-term debt	(2,269)	(2,166)	(2,334)	(2,675)
Other liabilities:
Ceded MRBs	(246)	(246)	(17)	(17)
Reinsurance-related embedded derivatives	-	-	(578)	(578)
Derivative liabilities	(254)	(254)	(281)	(281)
Remaining guaranteed interest and similar contracts	(574)	(574)	(594)	(594)

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on the Consolidated Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate, excluding mortgage loans accounted for using the fair value option, is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate, excluding mortgage loans accounted for using the fair value option, are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments, excluding short-term investments, approximates fair value. Other investments includes primarily LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs. Other investments also includes FHLB stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value. The inputs used to measure the fair value of our LPs, other privately held investments and FHLB stock are classified as Level 3 within the fair value hierarchy. The remaining assets in other investments include cash collateral receivables and securities that are not LPs or other privately held investments. The inputs used to measure the fair value of these assets are classified as Level 2 within the fair value hierarchy.

Separate Account Assets

Separate account assets are primarily carried at fair value. A portion of our separate account assets includes LPs, which are accounted for using the equity method of accounting. The carrying value is based on our proportional share of the net assets of the LPs and approximates fair value. The inputs used to measure the fair value of the separate account asset LPs are classified as Level 3 within the fair value hierarchy.

Policyholder Account Balances

Policyholder account balances include account balances of certain investment contracts. The fair value of the account balances of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of these policyholder account balances are classified as Level 3 within the fair value hierarchy.

Other Liabilities

Other liabilities include remaining guaranteed interest and similar contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2022 and 2021, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The inputs used to measure the fair value of these other liabilities are classified as Level 3 within the fair value hierarchy.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is based on quoted market prices. The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

Fair Value Option

Mortgage loans on real estate, net of allowance for credit losses, as reported on the Consolidated Balance Sheets, includes mortgage loans on real estate for which the fair value option was elected. The fair value option allows us to elect fair value as an alternative measurement for mortgage loans not otherwise reported at fair value. We have made these elections for certain mortgage loans associated with modified coinsurance agreements to help mitigate the inconsistency in earnings that would otherwise result from the use of embedded derivatives included with these loans. Changes in fair value are reflected in realized gain (loss) on the Consolidated Statement of Comprehensive Income (Loss). Changes in fair value due to instrument-specific credit risk are estimated using changes in credit spreads and quality ratings for the period reported. Mortgage loans on real estate for which the fair value option was elected are valued using third-party pricing services. We have procedures in place to review the valuations each quarter to ensure they are reasonable, including utilizing a separate third party to reperform the valuation for a selection of mortgage loans on an annual basis. Due to lack of observable inputs, mortgage loans electing the fair value option are classified as Level 3 within the fair value hierarchy.

The fair value and aggregate contractual principal for mortgage loans on real estate where the fair value option was elected (in millions) were as follows:

	As of December 31,
	2022	2021
Fair value	$487	$739
Aggregate contractual principal	514	742

As of December 31, 2022 and 2021, no loans for which the fair value option was elected were in non-accrual status, and none were more than 90 days past due and still accruing interest.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2022 or 2021.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels:

	As of December 31, 2022
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$73,980	$5,186	$79,166
U.S. government bonds	332	19	-	351
State and municipal bonds	-	4,850	35	4,885
Foreign government bonds	-	311	-	311
RMBS	-	1,835	1	1,836
CMBS	-	1,667	-	1,667
ABS	-	9,782	1,117	10,899
Hybrid and redeemable preferred securities	40	261	49	350
Trading securities	-	2,865	581	3,446
Equity securities	-	274	153	427
Mortgage loans on real estate	-	-	487	487
Derivative investments (1)	-	5,929	605	6,534
Other investments – short-term investments	-	30	-	30
Cash and invested cash	-	2,499	-	2,499
MRB assets	-	-	2,807	2,807
Other assets:
Ceded MRBs	-	-	540	540
Reinsurance-related embedded derivatives	-	681	-	681
Indexed annuity ceded embedded derivatives	-	-	525	525
LPR ceded derivative	-	-	212	212
Separate account assets	412	143,124	-	143,536
Total assets	$784	$248,107	$12,298	$261,189

Liabilities
Policyholder account balances – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(4,783)	$(4,783)
MRB liabilities	-	-	(2,078)	(2,078)
Other liabilities:
Ceded MRBs	-	-	(246)	(246)
Derivative liabilities (1)	-	(2,666)	(603)	(3,269)
Total liabilities	$-	$(2,666)	$(7,710)	$(10,376)

	As of December 31, 2021
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$88,622	$8,801	$97,423
U.S. government bonds	395	5	-	400
State and municipal bonds	-	6,377	-	6,377
Foreign government bonds	-	382	41	423
RMBS	-	2,302	3	2,305
CMBS	-	1,590	-	1,590
ABS	-	7,636	870	8,506
Hybrid and redeemable preferred securities	53	309	90	452
Trading securities	32	3,545	828	4,405
Equity securities	7	273	91	371
Mortgage loans on real estate	-	-	739	739
Derivative investments (1)	-	9,626	149	9,775
Other investments – short-term investments	-	114	-	114
Cash and invested cash	-	2,331	-	2,331
MRB assets	-	-	1,888	1,888
Other assets:
Ceded MRBs	-	-	4,114	4,114
Indexed annuity ceded embedded derivatives	-	-	528	528
LPR ceded derivative	-	-	318	318
Separate account assets	646	181,929	-	182,575
Total assets	$1,133	$305,041	$18,460	$324,634

Liabilities
Policyholder account balances – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(6,131)	$(6,131)
MRB liabilities	-	-	(4,399)	(4,399)
Other liabilities:
Ceded MRBs	-	-	(17)	(17)
Reinsurance-related embedded derivatives	-	(578)	-	(578)
Derivative liabilities (1)	-	(4,231)	(128)	(4,359)
Total liabilities	$-	$(4,809)	$(10,675)	$(15,484)

(1)Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology. The summary schedule excludes changes to MRB assets and MRB liabilities as these balances are rolled forward in Note 10.

	For the Year Ended December 31, 2022
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$8,801	$1	$(1,542)	$592	$(2,666)	$5,186
State and municipal bonds	-	-	(1)	-	36	35
Foreign government bonds	41	-	(6)	(30)	(5)	-
RMBS	3	-	1	21	(24)	1
CMBS	-	-	-	17	(17)	-
ABS	870	-	(113)	676	(316)	1,117
Hybrid and redeemable preferred
securities	90	(4)	(21)	(12)	(4)	49
Trading securities	828	(80)	-	(152)	(15)	581
Equity securities	91	52	-	25	(15)	153
Mortgage loans on real estate	739	(20)	(5)	(227)	-	487
Derivative investments	21	2	(6)	-	(15)	2
Other assets:
Ceded MRBs (3)	4,114	(3,574)	-	-	-	540
Indexed annuity ceded embedded
derivatives (4)	528	(215)	-	212	-	525
LPR ceded derivative (5)	318	(106)	-	-	-	212
Policyholder account balances – indexed
annuity and IUL contracts embedded
derivatives (4)	(6,131)	1,975	-	(627)	-	(4,783)
Other liabilities – ceded MRBs (3)	(17)	(229)	-	-	-	(246)
Total, net	$10,296	$(2,198)	$(1,693)	$495	$(3,041)	$3,859

	For the Year Ended December 31, 2021
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$7,761	$3	$(182)	$1,189	$30	$8,801
U.S. government bonds	5	-	-	(5)	-	-
Foreign government bonds	74	-	(11)	80	(102)	41
RMBS	2	-	-	2	(1)	3
CMBS	1	(1)	-	8	(8)	-
ABS	570	1	(9)	602	(294)	870
Hybrid and redeemable preferred
securities	103	-	25	(38)	-	90
Trading securities	643	(3)	-	210	(22)	828
Equity securities	57	38	-	(4)	-	91
Mortgage loans on real estate	832	11	5	(109)	-	739
Derivative investments	1,542	1,255	(3)	(139)	(2,634)	21
Other assets:
Ceded MRBs (3)	6,539	(2,425)	-	-	-	4,114
Indexed annuity ceded embedded
derivatives (4)	550	87	-	(109)	-	528
LPR ceded derivative (5)	-	-	-	-	318	318
Policyholder account balances – indexed
annuity and IUL contracts embedded
derivatives (4)	(3,594)	(2,709)	-	172	-	(6,131)
Other liabilities – ceded MRBs (3)	-	(17)	-	-	-	(17)
Total, net	$15,085	$(3,760)	$(175)	$1,859	$(2,713)	$10,296

	For the Year Ended December 31, 2020
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$6,978	$(7)	$281	$435	$74	$7,761
U.S. government bonds	5	-	-	-	-	5
Foreign government bonds	90	-	3	(19)	-	74
RMBS	11	-	-	-	(9)	2
CMBS	1	-	-	-	-	1
ABS	268	-	10	495	(203)	570
Hybrid and redeemable preferred
securities	78	-	(2)	9	18	103
Trading securities	666	10	-	(32)	(1)	643
Equity securities	30	4	-	18	5	57
Mortgage loans on real estate	-	(1)	(10)	56	787	832
Derivative investments	868	986	267	(363)	(216)	1,542
Other assets: (4)
GLB direct embedded derivatives	450	-	-	-	-	450
GLB ceded embedded derivatives	60	22	-	-	-	82
Indexed annuity ceded embedded derivatives	927	538	-	(915)	-	550
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(2,585)	(1,009)	-	-	-	(3,594)
Other liabilities – GLB ceded embedded
derivatives (4)	(510)	(21)	-	-	-	(531)
Total, net	$7,337	$522	$549	$(316)	$455	$8,547

(1)The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).

(2)Amortization and accretion of premiums and discounts are included in net investment income on the Consolidated Statements of Comprehensive Income (Loss). Gains (losses) from sales, maturities, settlements and calls and credit loss expense are included in realized gain (loss) on the Consolidated Statements of Comprehensive Income (Loss).

(3)Gains (losses) from the changes in fair value are included in market risk benefit gain (loss) on the Consolidated Statements of Comprehensive Income (Loss).

(4)Gains (losses) from the changes in fair value are included in realized gain (loss) on the Consolidated Statements of Comprehensive Income (Loss).

(5)Gains (losses) from the changes in fair value are included in benefits on the Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, (in millions) as reported above:

	For the Year Ended December 31, 2022
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,335	$(398)	$(81)	$(231)	$(33)	$592
Foreign government bonds	-	-	(30)	-	-	(30)
RMBS	21	-	-	-	-	21
CMBS	17	-	-	-	-	17
ABS	918	-	-	(235)	(7)	676
Hybrid and redeemable preferred
securities	-	-	-	-	(12)	(12)
Trading securities	287	(229)	-	(210)	-	(152)
Equity securities	34	(9)	-	-	-	25
Mortgage loans on real estate	15	-	-	(242)	-	(227)
Other assets – indexed annuity ceded
embedded derivatives	124	-	-	88	-	212
Policyholder account balances – indexed
annuity and IUL contracts embedded
derivatives	(710)	-	-	83	-	(627)
Total, net	$2,041	$(636)	$(111)	$(747)	$(52)	$495

	For the Year Ended December 31, 2021
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,861	$(110)	$(109)	$(423)	$(30)	$1,189
U.S. government bonds	-	-	(5)	-	-	(5)
Foreign government bonds	80	-	-	-	-	80
RMBS	2	-	-	-	-	2
CMBS	8	-	-	-	-	8
ABS	835	-	-	(233)	-	602
Hybrid and redeemable preferred
securities	12	(20)	-	-	(30)	(38)
Trading securities	383	(25)	-	(148)	-	210
Equity securities	6	(10)	-	-	-	(4)
Mortgage loans on real estate	96	(101)	(26)	(78)	-	(109)
Derivative investments	174	(124)	(189)	-	-	(139)
Other assets – indexed annuity ceded
embedded derivatives	55	-	-	(164)	-	(109)
Policyholder account balances – indexed
annuity and IUL contracts embedded
derivatives	(400)	-	-	572	-	172
Total, net	$3,112	$(390)	$(329)	$(474)	$(60)	$1,859

	For the Year Ended December 31, 2020
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,123	$(318)	$(43)	$(195)	$(132)	$435
Foreign government bonds	-	-	(19)	-	-	(19)
ABS	571	-	-	(76)	-	495
Hybrid and redeemable preferred
securities	13	(4)	-	-	-	9
Trading securities	300	(126)	(40)	(166)	-	(32)
Equity securities	20	(2)	-	-	-	18
Mortgage loans on real estate	71	(15)	-	-	-	56
Derivative investments	520	(412)	(471)	-	-	(363)
Other assets – indexed annuity ceded
embedded derivatives	25	-	-	(940)	-	(915)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(284)	-	-	284	-	-
Total, net	$2,359	$(877)	$(573)	$(1,093)	$(132)	$(316)

The following summarizes changes in unrealized gains (losses) included in net income related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Trading securities (1)	$(81)	$4	$-
Equity securities (1)	54	40	-
Mortgage loans on real estate (1)	(20)	12	-
Derivative investments (1)	2	1,051	536
MRBs (2)	(359)	1,530	-
Other assets – LPR ceded derivative (3)	(106)	-	-
Embedded derivatives: (1)
Indexed annuity and IUL contracts	(95)	44	634
Other assets – GLB direct and ceded	-	-	671
Other liabilities – GLB ceded	-	-	(671)
Total, net	$(605)	$2,681	$1,170

(1)Included in realized gain (loss) on the Consolidated Statements of Comprehensive Income (Loss).

(2)Included in market risk benefit gain (loss) on the Consolidated Statements of Comprehensive Income (Loss).

(3)Included in benefits on the Consolidated Statements of Comprehensive Income (Loss).

The following summarizes changes in unrealized gains (losses) included in OCI, net of tax, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities:
Corporate bonds	$(1,553)	$(183)	$60
State and municipal bonds	(1)	-	-
Foreign government bonds	(7)	(10)	4
ABS	(115)	(9)	5
Hybrid and redeemable preferred
securities	(21)	26	(3)
Mortgage loans on real estate	(5)	4	-
Total, net	$(1,702)	$(172)	$66
The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

1
	For the Year Ended December 31, 2022
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$296	$(2,962)	$(2,666)
State and municipal bonds	36	-	36
Foreign government bonds	-	(5)	(5)
RMBS	-	(24)	(24)
CMBS	-	(17)	(17)
ABS	16	(332)	(316)
Hybrid and redeemable preferred securities	-	(4)	(4)
Trading securities	4	(19)	(15)
Equity securities	-	(15)	(15)
Derivative investments	-	(15)	(15)
Total, net	$352	$(3,393)	$(3,041)

	For the Year Ended December 31, 2021
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$164	$(134)	$30
Foreign government bonds	-	(102)	(102)
RMBS	-	(1)	(1)
CMBS	-	(8)	(8)
ABS	36	(330)	(294)
Trading securities	12	(34)	(22)
Derivative investments	24	(2,658)	(2,634)
Other assets – LPR ceded derivative	318	-	318
Total, net	$554	$(3,267)	$(2,713)

	For the Year Ended December 31, 2020
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$290	$(216)	$74
RMBS	1	(10)	(9)
ABS	-	(203)	(203)
Hybrid and redeemable preferred securities	18	-	18
Trading securities	1	(2)	(1)
Equity securities	5	-	5
Mortgage loans on real estate	787	-	787
Derivative investments	-	(216)	(216)
Total, net	$1,102	$(647)	$455

Transfers into and out of Level 3 are generally the result of observable market information on financial instruments no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2022, 2021 and 2020, transfers in and out of Level 3 were attributable primarily to the financial instruments’ observable market information no longer being available or becoming available. In 2022, transfers out of Level 3 included corporate bonds and ABS for which we changed valuation techniques. This change in valuation technique was primarily from a change to a third-party-provided pricing model that did not use significant unobservable inputs. In 2021, transfers out of Level 3 included derivative instruments for which we changed valuation techniques. This change in valuation technique was primarily from unobservable inputs in counterparty models to a mathematical model provided by a third party. These updated valuation techniques are considered industry standard and provide us with greater visibility into the economic valuation inputs.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2022:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS and
trading securities:
Corporate bonds	$201	Discounted cash flow	Liquidity/duration adjustment (2)	(0.2)%	-	4.2%	2.1%
State and municipal
bonds	35	Discounted cash flow	Liquidity/duration adjustment (2)	1.2%	-	2.4%	2.3%
ABS	15	Discounted cash flow	Liquidity/duration adjustment (2)	1.4%	-	1.4%	1.4%
Hybrid and redeemable
preferred securities	3	Discounted cash flow	Liquidity/duration adjustment (2)	1.5%	-	1.5%	1.5%
Equity securities	4	Discounted cash flow	Liquidity/duration adjustment (2)	4.5%	-	4.5%	4.5%

MRB assets	2,807
Other assets – ceded MRBs	540	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.35%	-	2.41%	1.73%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.47%

Other assets – indexed
annuity ceded embedded
derivatives	525	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)

Other assets – LPR ceded
derivative	212	Discounted cash flow	Lapse (3)	0%	-	1.55%	(10)
			Non-performance risk (6)	0.35%	-	2.41%	1.75%
			Mortality (7)			(9)	(10)

Liabilities
Policyholder account
balances – indexed annuity
contracts embedded
derivatives	$(4,845)	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)

MRB liabilities	(2,078)
Other liabilities – ceded
MRBs	(246)	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.35%	-	2.41%	1.73%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.47%

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2021:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS and
trading securities:
Corporate bonds	$3,736	Discounted cash flow	Liquidity/duration adjustment (2)	0.1%	-	4.9%	1.5%
Foreign government
bonds	41	Discounted cash flow	Liquidity/duration adjustment (2)	1.3%	-	8.0%	6.0%
Hybrid and redeemable
preferred securities	7	Discounted cash flow	Liquidity/duration adjustment (2)	1.7%	-	1.7%	1.7%
Equity securities	21	Discounted cash flow	Liquidity/duration adjustment (2)	4.5%	-	6.7%	6.1%

MRB assets	1,888
Other assets – ceded MRBs	4,114	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.07%	-	1.27%	0.86%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.59%

Other assets – indexed
annuity ceded embedded
derivatives	528	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)

Other assets – LPR ceded
derivative	318	Discounted cash flow	Lapse (3)	0%	-	1.65%	(10)
			Non-performance risk (6)	0.07%	-	1.27%	0.84%
			Mortality (7)			(9)	(10)

Liabilities
Policyholder account
balances – indexed annuity
contracts embedded
derivatives	$(6,062)	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)

MRB liabilities	(4,399)
Other liabilities – ceded
MRBs	(17)	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.07%	-	1.27%	0.86%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.59%

(1)Unobservable inputs were weighted by the relative fair value of the instruments, unless otherwise noted.

(2)The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(3)The lapse input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity contracts represents the lapses during the surrender charge period.

(4)The utilization of GLB withdrawals input represents the estimated percentage of policyholders that utilize the GLB withdrawal riders.

(5)The utilization factors are applied to the present value of claims or premiums, as appropriate, in the MRB calculation to estimate the impact of inefficient GLB withdrawal behavior, including taking less than or more than the maximum GLB withdrawal.

(6)The non-performance risk input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract. The non-performance risk input was weighted by the absolute value of the sensitivity of the reserve to the non-performance risk assumption. The non-performance risk input for LPR ceded derivative was weighted using a simple average.

(7)The mortality input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.

(8)The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Volatility assumptions vary by fund due to the benchmarking of different indices. The volatility input was weighted by the relative account value assigned to each index.

(9)The mortality is based on a combination of company and industry experience, adjusted for improvement factors.

(10)A weighted average input range is not a meaningful measurement for lapse, utilization factors or mortality.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above would have resulted in a significant change in the fair value measurement of the asset or liability as follows:

•Investments – An increase in the liquidity/duration adjustment input would have resulted in a decrease in the fair value measurement.

•Indexed annuity contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse or mortality inputs would have resulted in a decrease in the fair value measurement.

•LPR ceded derivative – Assuming our LPR ceded derivative is in an asset position: an increase in our lapse, non-performance risk or mortality inputs would have resulted in an increase in the fair value measurement.

•MRBs – Assuming our market risk benefits are in a liability position: an increase in our lapse, non-performance risk or mortality inputs would have resulted in a decrease in the fair value measurement except for policies with GDB riders only, an increase in mortality would have resulted in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input would not have affected the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see Note 1.